Derivative Financial Instruments - Forward foreign exchange contracts (Details) € in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 SGD ($) contract $ / $ $ / ¥ $ / £ $ / €	Dec. 31, 2019 JPY (¥) contract $ / $ $ / ¥ $ / £ $ / €	Dec. 31, 2019 GBP (£) contract $ / $ $ / ¥ $ / £ $ / €	Dec. 31, 2019 EUR (€) contract $ / $ $ / ¥ $ / £ $ / €
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ (54,050)	$ (7,922)	$ 10,570
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ 1,815	$ (3,589)	$ 2,041
Forward foreign exchange contracts held for trading | GBP
Forward foreign exchange contracts
Notional amount | £						£ 3,000
Forward foreign exchange contracts held for trading | EUR
Forward foreign exchange contracts
Notional amount | €							€ 54,000
Forward foreign exchange contracts held for trading | SGD
Forward foreign exchange contracts
Notional amount | $				$ 4,500
Forward foreign exchange contracts held for trading | JPY
Forward foreign exchange contracts
Notional amount | ¥					¥ 29,397
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in January 2020 | GBP
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	January 2020
Fixed Exchange Rate | $ / £				1.2206	1.2206	1.2206	1.2206
Notional amount | £						£ 500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in January 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	January 2020
Fixed Exchange Rate | $ / €				1.1220	1.1220	1.1220	1.1220
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in February 2020 | GBP
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	February 2020
Fixed Exchange Rate | $ / £				1.2219	1.2219	1.2219	1.2219
Notional amount | £						£ 500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in February 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	February 2020
Fixed Exchange Rate | $ / €				1.1241	1.1241	1.1241	1.1241
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in March 2020 | GBP
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	March 2020
Fixed Exchange Rate | $ / £				1.2231	1.2231	1.2231	1.2231
Notional amount | £						£ 500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in March 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	March 2020
Fixed Exchange Rate | $ / €				1.1262	1.1262	1.1262	1.1262
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in April 2020 | GBP
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	April 2020
Fixed Exchange Rate | $ / £				1.2246	1.2246	1.2246	1.2246
Notional amount | £						£ 500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in April 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	April 2020
Fixed Exchange Rate | $ / €				1.1283	1.1283	1.1283	1.1283
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in May 2020 | GBP
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	May 2020
Fixed Exchange Rate | $ / £				1.2257	1.2257	1.2257	1.2257
Notional amount | £						£ 500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in May 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	May 2020
Fixed Exchange Rate | $ / €				1.1305	1.1305	1.1305	1.1305
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in June 2020 | GBP
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	June 2020
Fixed Exchange Rate | $ / £				1.2272	1.2272	1.2272	1.2272
Notional amount | £						£ 500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in June 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	June 2020
Fixed Exchange Rate | $ / €				1.1326	1.1326	1.1326	1.1326
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in July 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	July 2020
Fixed Exchange Rate | $ / €				1.1347	1.1347	1.1347	1.1347
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in August 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	August 2020
Fixed Exchange Rate | $ / €				1.1367	1.1367	1.1367	1.1367
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in September 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	September 2020
Fixed Exchange Rate | $ / €				1.1389	1.1389	1.1389	1.1389
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in October 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	October 2020
Fixed Exchange Rate | $ / €				1.1410	1.1410	1.1410	1.1410
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in November 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	November 2020
Fixed Exchange Rate | $ / €				1.1431	1.1431	1.1431	1.1431
Notional amount | €							€ 1,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in December 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	December 2020
Fixed Exchange Rate | $ / €				1.1452	1.1452	1.1452	1.1452
Notional amount | €							€ 1,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in January 2020 | EUR
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	January 2020
Fixed Exchange Rate | $ / €				1.1235	1.1235	1.1235	1.1235
Notional amount | €							€ 3,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in February 2020 | EUR
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	February 2020
Fixed Exchange Rate | $ / €				1.1260	1.1260	1.1260	1.1260
Notional amount | €							€ 3,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in March 2020 | EUR
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	March 2020
Fixed Exchange Rate | $ / €				1.1283	1.1283	1.1283	1.1283
Notional amount | €							€ 3,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in September 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	September 2020
Fixed Exchange Rate | $ / €				1.1357	1.1357	1.1357	1.1357
Notional amount | €							€ 1,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in October 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	October 2020
Fixed Exchange Rate | $ / €				1.1377	1.1377	1.1377	1.1377
Notional amount | €							€ 1,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in November 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	November 2020
Fixed Exchange Rate | $ / €				1.1399	1.1399	1.1399	1.1399
Notional amount | €							€ 1,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in December 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	December 2020
Fixed Exchange Rate | $ / €				1.1419	1.1419	1.1419	1.1419
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, settlement in January 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	January 2020
Fixed Exchange Rate | $ / €				1.1215	1.1215	1.1215	1.1215
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, settlement in February 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	February 2020
Fixed Exchange Rate | $ / €				1.1236	1.1236	1.1236	1.1236
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, settlement in March 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	March 2020
Fixed Exchange Rate | $ / €				1.1258	1.1258	1.1258	1.1258
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, trade in August 2019, settlement in April 2020 | EUR
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	April 2020
Fixed Exchange Rate | $ / €				1.1311	1.1311	1.1311	1.1311
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, trade in November 2019, settlement in April 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	April 2020
Fixed Exchange Rate | $ / €				1.1279	1.1279	1.1279	1.1279
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, trade in August 2019, settlement in May 2020 | EUR
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	May 2020
Fixed Exchange Rate | $ / €				1.1333	1.1333	1.1333	1.1333
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, trade in November 2019, settlement in May 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	May 2020
Fixed Exchange Rate | $ / €				1.1300	1.1300	1.1300	1.1300
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, trade in August 2019, settlement in June 2020 | EUR
Forward foreign exchange contracts
Trade date	August 2019
Number of contracts				1	1	1	1
Settlement Date	June 2020
Fixed Exchange Rate | $ / €				1.1358	1.1358	1.1358	1.1358
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, trade in November 2019, settlement in June 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	June 2020
Fixed Exchange Rate | $ / €				1.1321	1.1321	1.1321	1.1321
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, settlement in July 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	July 2020
Fixed Exchange Rate | $ / €				1.1341	1.1341	1.1341	1.1341
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, settlement in August 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	August 2020
Fixed Exchange Rate | $ / €				1.1362	1.1362	1.1362	1.1362
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, settlement in September 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	September 2020
Fixed Exchange Rate | $ / €				1.1383	1.1383	1.1383	1.1383
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, settlement in October 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	October 2020
Fixed Exchange Rate | $ / €				1.1403	1.1403	1.1403	1.1403
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, settlement in November 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	November 2020
Fixed Exchange Rate | $ / €				1.1425	1.1425	1.1425	1.1425
Notional amount | €							€ 1,000
GasLog with counterparty Citibank, settlement in November 2020 | JPY
Forward foreign exchange contracts
Trade date	December 2019
Number of contracts				1	1	1	1
Settlement Date	November 2020
Fixed Exchange Rate | $ / ¥				107.3409	107.3409	107.3409	107.3409
Notional amount | ¥					¥ 29,397
GasLog with counterparty Citibank, settlement in December 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	December 2020
Fixed Exchange Rate | $ / €				1.1444	1.1444	1.1444	1.1444
Notional amount | €							€ 1,000
GasLog with counterparty HSBC Bank, Plc, settlement in September 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	September 2020
Fixed Exchange Rate | $ / €				1.1348	1.1348	1.1348	1.1348
Notional amount | €							€ 1,000
GasLog with counterparty HSBC Bank, Plc, settlement in October 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	October 2020
Fixed Exchange Rate | $ / €				1.1366	1.1366	1.1366	1.1366
Notional amount | €							€ 1,000
GasLog with counterparty HSBC Bank, Plc, settlement in November 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	November 2020
Fixed Exchange Rate | $ / €				1.1391	1.1391	1.1391	1.1391
Notional amount | €							€ 1,000
GasLog with counterparty HSBC Bank, Plc, settlement in December 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				1	1	1	1
Settlement Date	December 2020
Fixed Exchange Rate | $ / €				1.1410	1.1410	1.1410	1.1410
Notional amount | €							€ 1,000
GasLog with counterparty Oversea-Chinese Banking Corporation Limited ("OCBC Bank"), settlement in April-August 2020 | EUR
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				5	5	5	5
Settlement Date	April-August 2020
Fixed Exchange Rate | $ / €				1.1305	1.1305	1.1305	1.1305
Notional amount | €							€ 10,000
GasLog with counterparty Oversea-Chinese Banking Corporation Limited ("OCBC Bank"), settlement in January-September 2020 | SGD
Forward foreign exchange contracts
Trade date	November 2019
Number of contracts				9	9	9	9
Settlement Date	January-September 2020
Fixed Exchange Rate | $ / $				1.3524	1.3524	1.3524	1.3524
Notional amount | $				$ 4,500